<SEQUENCE>1
<FILENAME>13FQ122001.xfd




			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, DC 20549

			FORM 13-F

			FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2001

Check here if Amendment 		[ ]; Amendment Number:
This Amendment {Check only one}	 [] is a restatement
				[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Principal
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo 	  New York, NY 		February 4, 2002

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager: Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 79
Form 13-F Information Table Value Toatl: $230,660 (x$1000)
List of Other Included Managers: No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Wireless Group            COM              001957406     2818   196080 SH       SOLE                   159864             36216
Abgenix Inc                    COM              00339B107     1137    33810 SH       SOLE                    31300              2510
Affiliated Computer Services   COM              008190100     1783    16800 SH       SOLE                    13300              3500
America On Line                COM              02364J104      697    21705 SH       SOLE                    11100             10605
American Capital Strategies Lt COM              024937104     3475   122571 SH       SOLE                    68900             53671
American Intl. Group Inc.      COM              026874107    12558   158166 SH       SOLE                   105348             52818
Anadarko Petroleum Corp        COM              032511107     1927    33900 SH       SOLE                    21700             12200
Apache Corp                    COM              037411105     2898    58100 SH       SOLE                    36800             21300
Apex Mortgage Capital Inc      COM              037564101      250    22200 SH       SOLE                    19000              3200
Applied Materials              COM              038222105      349     8700 SH       SOLE                     8700
Benchmark Electronics Inc      COM              08160H101     1052    55510 SH       SOLE                    47500              8010
CDW Computer Centers Inc       COM              125129106     1448    26960 SH       SOLE                    18300              8660
Cabot Microelectronics Corp    COM              12709P103      900    11360 SH       SOLE                    10400               960
Cellular Technical Services Co COM              151167301      148    64550 SH       SOLE                    36480             28070
Charter Municipal Mortgage Acc COM              160908109     2143   131900 SH       SOLE                   104300             27600
Cisco Systems. Inc.            COM              17275R102      514    28380 SH       SOLE                                      28380
Citigroup Inc                  COM              172967101     9173   181719 SH       SOLE                   119206             62513
Comcast Corp Cl. A Special     COM              200300200     3947   109630 SH       SOLE                    79900             29730
Concord EFS Inc. Com           COM              206197105     2416    73710 SH       SOLE                    36100             37610
Convergys Corp                 COM              212485106      217     5800 SH       SOLE                                       5800
Cubist Pharmaceuticals Inc     COM              229678107     1219    33885 SH       SOLE                    30500              3385
Envirosource Inc               COM              29409K705      600     8000 SH       SOLE                     6000              2000
Esperion Therapeutics          COM              29664R106      323    43900 SH       SOLE                    23200             20700
Evergreen Resources Inc. Com   COM              299900308     6607   171130 SH       SOLE                   107600             63530
Extreme Networks Inc           COM              30226D106     1269    98400 SH       SOLE                    69700             28700
Exxon Mobil Corporation        COM              30231G102      614    15636 SH       SOLE                    15636
Fairchild Semiconductor Int'l  COM              303726103     1725    61175 SH       SOLE                    59400              1775
Federal Home Loan Mortgage     COM              313400301     5622    85960 SH       SOLE                    65300             20660
Federal National Mortgage Assn COM              313586109     5001    62900 SH       SOLE                    50200             12700
First Data Corp.               COM              319963104      761     9700 SH       SOLE                     8700              1000
General Electric               COM              369604103     2370    59142 SH       SOLE                    59142
Home Depot Inc.                COM              437076102     4837    94826 SH       SOLE                    59775             35051
ICON plc                       COM              45103T107     1170    39260 SH       SOLE                    38900               360
IMS Health Inc.                COM              449934108     5722   293300 SH       SOLE                   185000            108300
Instinet Group Inc             COM              457750107      442    44000 SH       SOLE                    44000
Intel Corp.                    COM              458140100     5670   180280 SH       SOLE                   126820             53460
Intl. Business Mach. Corp.     COM              459200101    13668   113000 SH       SOLE                    77500             35500
JP Morgan Chase & Co           COM              606880102     1163    32000 SH       SOLE                    15800             16200
Johnson & Johnson              COM              478160104     1467    24824 SH       SOLE                    23024              1800
Kimberly Clark Corp            COM              494368103      812    13576 SH       SOLE                    13576
King Pharmaceuticals           COM              495582108      503    11930 SH       SOLE                     5900              6030
Leap Wireless International In COM              521863100     1781    84930 SH       SOLE                    69160             15770
Liberty Media Corp             COM              530718105    20073  1433772 SH       SOLE                  1038820            394952
Lowes Companies Inc.           COM              548661107     2395    51600 SH       SOLE                    41600             10000
MGIC Investment Corporation    COM              552848103     5252    85100 SH       SOLE                    59800             25300
Mediacom Communications Corp   COM              58446K105     1857   101710 SH       SOLE                    82000             19710
Medicis Pharmaceutical Corp.   COM              584690309     1594    24685 SH       SOLE                    16300              8385
Micron Technology              COM              595112103      434    14000 SH       SOLE                    14000
Microsoft Corp                 COM              594918104    23713   357933 SH       SOLE                   240218            117715
Millicom International Cellula COM              L6388F102     5253   432310 SH       SOLE                   320050            112260
NetRatings Inc                 COM              64116M108      528    33675 SH       SOLE                    32400              1275
NewPower                       COM              87260K107       84   113500 SH       SOLE                    93000             20500
Nextel Communications Inc. Cl. COM              65332V103     5841   532910 SH       SOLE                   333760            199150
Nextel Partners Inc            COM              65333F107     1538   128190 SH       SOLE                   124900              3290
O2Micro International Ltd      COM              G6797E106      645    26800 SH       SOLE                    25300              1500
PMI Group Inc                  COM              69344M101     7482   111650 SH       SOLE                    75450             36200
Paychex Inc. Com.              COM              704326107      822    23573 SH       SOLE                    13564             10010
Petroleum Geo-Services         COM              716597109     1116   140250 SH       SOLE                   117600             22650
Pharmaceutical Product & Dev.  COM              717124101     1325    41010 SH       SOLE                    40400               610
ProBusiness Services Inc       COM              742674104      941    50055 SH       SOLE                    37800             12255
Rainbow Media Group            COM              12686C844      442    17900 SH       SOLE                    15400              2500
Renaissance Re Holdings Ltd    COM              G7496G103      207     2170 SH       SOLE                                       2170
Rent A Center Inc              COM              76009N100     1471    43830 SH       SOLE                    41300              2530
ResMed Inc                     COM              761152107      898    16650 SH       SOLE                    10400              6250
Respironics Inc.               COM              761230101      876    25290 SH       SOLE                    24700               590
Spinnaker Exploration          COM              84855W109     1046    25410 SH       SOLE                    25000               410
Stryker Corp                   COM              863667101      200     3430 SH       SOLE                                       3430
Student Advantage Inc          COM              86386Q105      114    90430 SH       SOLE                    86000              4430
Tenet Healthcare Corp.         COM              88033G100     4239    72190 SH       SOLE                    61800             10390
Tetra Tech Inc                 COM              88162G103     2694   135325 SH       SOLE                   117125             18200
Texas Instruments              COM              882508104     5048   180270 SH       SOLE                   121600             58670
Transocean Sedco Forex Inc     COM              g90078109      394    11661 SH       SOLE                     9461              2200
Tyco Int'l Ltd                 COM              902124106      601    10204 SH       SOLE                     8604              1600
Varian Semiconductor Equipment COM              922207105      856    24750 SH       SOLE                    22800              1950
Vintage Petroleum              COM              927460105      762    52700 SH       SOLE                    49700              3000
Vodafone Airtouch PLC FGN Com  COM              G93882101     2149   846130 SH       SOLE                   563103            283027
Vodafone Group Plc             COM              92857W100    12625   491625 SH       SOLE                   377519            114106
Nextel Communications Pfd Ser  PFD              65332v400     1504     2571 SH       SOLE                     1200              1371
Pacific & Atlantic Holdings    PFD              693743957      443   110630 SH       SOLE                    63000             47630


</SEC-DOCUMENT>